DIVIDEND (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 14, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Dividend
Dividend amount	$ 79.2	¥ 568,251
Dividends | $			$ 0.0	$ 0.0
Ordinary share
Dividend
Dividend declared	$ 0.09
ADR
Dividend
Dividend declared	$ 0.18